15. EQUITY (Details 4)	9 Months Ended
Jun. 30, 2013
Expected dividend yield	0.00%
Expected volatility	14.30%
Risk-free interest rate	1.50%
Minimum [Member]
Expected life	3 years
Maximum [Member]
Expected life	5 years